Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [abstract]
Continuity schedule of intangible assets [text block]
(in USD million)
Exploration
expenses
Acquisition
costs - oil and
gas prospects Goodwill Other Total
Cost at 31 December 2020 2,261 3,932 1,481 831 8,505
Additions through business combinations 0 0 61 55 116
Additions 191 36 0 35 262
Disposals at cost (22) 1 (3) (29) (53)
Transfers (432) (1,137) 0 (161) (1,730)
Expensed exploration expenditures previously capitalised (19) (152) 0 0 (171)
Impairment of goodwill 0 0 (1) 0 (1)
Foreign currency translation effects (21) (10) (70) (10) (111)
Cost at 31 December 2021 1,958 2,670 1,467 722 6,816
Accumulated depreciation and impairment losses

at 31 December 2020
(356) (356)
Amortisation and impairments for the year (24) (24)
Amortisation and impairment losses disposed intangible

assets
13 13
Foreign currency translation effects 3 3
Accumulated depreciation and impairment losses

at 31 December 2021
(364) (364)
Carrying amount at 31 December 2021 1,958 2,670 1,467 358 6,452
(in USD million)
Exploration
expenses
Acquisition
costs - oil and
gas prospects Goodwill Other Total
Cost at 31 December 2019 3,014 5,599 1,458 962 11,033
Additions 401 67 0 24 492
Disposals at cost (7) 0 0 0 (8)
Transfers (16) (73) 0 0 (89)
Assets reclassified to held for sale 0 (339) 0 (160) (499)
Expensed exploration expenditures previously capitalised (1,169) (1,337) 0 0 (2,506)
Impairment of goodwill 0 0 (42) 0 (42)
Foreign currency translation effects 38 16 64 6 123
Cost at 31 December 2020 2,261 3,932 1,481 831 8,505
Accumulated depreciation and impairment losses

at 31 December 2019
(295) (295)
Amortisation and impairments for the year (35) (35)
Accumulated depreciation and impairment assets

classified as held for
sale (17) (17)
Amortisation and impairment losses disposed intangible

assets
(6) (6)
Foreign currency translation effects (3) (3)
Accumulated depreciation and impairment losses

at 31 December 2020
(356) (356)
Carrying amount at 31 December 2020 2,261 3,932 1,481 475 8,149

Aging of capitalised exploration expenditures [text block]
The table below shows the aging of capitalised exploration expenditures.
(in USD million) 2021 2020
Less than one year 234 604
Between one and five years 692 623
More than five years 1,033 1,033
Total capitalised exploration expenditures 1,958 2,261

Components of the exploration expenses [text block]
The table below shows the components of the exploration

expenses.
Full year
(in USD million) 2021 2020 2019
Exploration expenditures 1,027 1,371 1,584
Expensed exploration expenditures previously capitalised 171 2,506 777
Capitalised exploration (194) (394) (507)
Exploration expenses 1,004 3,483 1,854